Bank Acceptance Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of bank acceptance notes payable
	December 31, 2018	December 31, 2017
Bank acceptance notes payable	$2,117,382	$55,322
Total	$2,117,382	$55,322